CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 29, 2019	Dec. 29, 2018	Dec. 30, 2017
Current assets:
Cash and cash equivalents	$ 18,677	$ 21,063	$ 5,801
Independent operator receivables and current portion of independent operator notes, net of allowance	6,796	5,056	4,495
Other accounts receivable, net of allowance	1,707	2,069	2,187
Merchandise inventories	202,715	198,304	183,012
Prepaid rent-related party	512	512	567
Prepaid expenses and other current assets	17,212	13,368	11,494
Total current assets	247,619	240,372	207,556
Independent operator notes, net of allowance	15,671	13,646	7,489
Property and equipment-net	322,472	304,032	277,746
Operating lease right-of-use asset	676,191
Intangible assets-net	65,400	68,824	75,665
Goodwill	747,943	747,943	747,943
Other assets	6,302	2,045	1,472
Total assets	2,081,598	1,376,862	1,317,871
Current liabilities:
Trade accounts payable	102,482	98,123	95,555
Accrued expenses	25,973	31,194	15,997
Accrued compensation	9,189	10,795	11,370
Current portion of long-term debt	267	7,349	5,384
Current lease liability	36,149	0
Income and other taxes payable	2,210	3,463	3,026
Total current liabilities	176,270	150,924	131,332
Long-term liabilities:
Long-term debt-net	462,119	850,019	705,502
Deferred income taxes	12,348	15,135	9,304
Lease liability	714,173	0
Deferred rent	0	60,833	44,600
Total liabilities	1,364,910	1,076,911	890,738
Commitments and contingencies
Capital stock:
Series A Preferred stock	0	0	0
Additional capital	711,200	287,457	403,289
Retained earnings	5,400	12,426	23,776
Total stockholders' equity	716,688	299,951	427,133
Total liabilities and stockholders' equity	2,081,598	1,376,862	1,317,871
Common
Capital stock:
Common stock	$ 88	67	67
Nonvoting Common
Capital stock:
Common stock		$ 1	$ 1